UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31,2009

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     A.N. Culbertson & Company, Inc.
Address:  One Boar's Head Pointe
          Charlottesville, VA  22903-4612

Form 13F File Number: 028-10628

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  George L. Payne, Jr.
Title: President
Phone: 434-972-7766

Signature, Place, and Date of Signing:  April 17, 2009
     [Signature]          [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.  (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported
                              in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  62

Form 13F Information Table Value Total:  84,467


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

 FORM 13F INFORMATION TABLE

NAME OF ISSUER           TITLE OF CLASS CUSIP      VALUE     SHRS OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
                                                   (X$1000)  PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----------------        ----------     --------   --------  ------- --- ---- ---------- -------- ---- ------ ------
3M Company		 COM		604059105      1687   33925  SH       SOLE       NONE     0    0       33925
Abbott Labs              COM            002824100      3159   66227  SH       SOLE       NONE     0    0       66227
Air Prod & Chemical	 COM		009158106      1822   32398  SH	      SOLE	 NONE	  0    0       32398
Amgen Inc                COM            031162100       467    9431  SH       SOLE       NONE     0    0        9431
Applied Materials Inc    COM            038222105       331   30785  SH       SOLE       NONE     0    0       30785
At&T, Inc.		 COM		00206R102      1250   49602  SH	      SOLE	 NONE	  0    0       49602
Automatic Data Processi  COM            053015103      1756   49942  SH       SOLE       NONE     0    0       49942
Berkshire Hathaway       Class B        084670207      4151    1472  SH       SOLE       NONE     0    0        1472
Berkshire Hathaway	 Class A	084670108      1474	 17  SH	      SOLE	 NONE	  0    0	  17
Branch Bank & Trust	 COM		054937107       494   29170  SH	      SOLE	 NONE	  0    0       29170
Brookfield Asset Mgmt	 COM		112585104      1049   76112  SH	      SOLE	 NONE	  0    0       76112
Capital One Financial	 COM		14040H105       152   12451  SH	      SOLE	 NONE	  0    0       12451
Chevron Corp	         COM            166764100      2580   38372  SH       SOLE       NONE     0    0       38372
Cisco Systems Inc	 COM		17275R102      1057   63014  SH	      SOLE       NONE     0    0       63014
Corning Inc              COM            219350105      1344  101279  SH       SOLE       NONE     0    0      101279
CVS Corp		 COM		126650100      2436   88608  SH	      SOLE	 NONE	  0    0       88608
Encana Corp		 COM		292505104      2087   51381  SH	      SOLE	 NONE	  0    0       51381
Exxon Mobil              COM            30231G102      3818   56063  SH       SOLE       NONE     0    0       56063
FEDEX Corp               COM            31428X106       614   13794  SH       SOLE       NONE     0    0       13794
Ford Motor Co		 COM		345370860	 26   10000  SH	      SOLE	 NONE	  0    0       10000
General Electric         COM            369604103      1610  159250  SH       SOLE       NONE     0    0      159250
General Mills Inc.	 COM		370334104	511   10236  SH	      SOLE	 NONE	  0    0       10236
Goldman Sachs Group Inc	 COM		38141G104      1037    9785  SH	      SOLE	 NONE	  0    0        9785
Hewlett Packard		 COM		428236103	365   11381  SH	      SOLE	 NONE	  0    0       11381
IBM                      COM            459200101      4130   42629  SH       SOLE       NONE     0    0       42629
Insmed Inc New		 COM		457669208	 19   19300  SH	      SOLE	 NONE	  0    0       19300
Intel                    COM            458140100      1771  117804  SH       SOLE       NONE     0    0      117804
iShares Lehman Aggregate COM		464287226      1047   10319  SH	      SOLE	 NONE	  0    0       10319
iShares MSCI EAFE Value	 COM		464288877       757   22856  SH	      SOLE	 NONE	  0    0       22856
iShares Russell 2000 Ind COM		464287655      1583   37634  SH	      SOLE	 NONE	  0    0       37634
iShares Russell Midcap   COM		464287499      3299   61086  SH	      SOLE	 NONE	  0    0       61086
iShares Tr MSCI Emerging COM		464287234       986   39727  SH	      SOLE	 NONE	  0    0       39727
iShares Trust MSCI EAFE  COM		464287465      1009   26829  SH	      SOLE	 NONE	  0    0       26829
iShares Trust Russell 20 COM		464287630       580   14708  SH       SOLE	 NONE	  0    0       14708
ishares Trust S&P 100	 COM		464287101	548   14525  SH	      SOLE	 NONE	  0    0       14525
J.P. Morgan Chase & Co.  COM            46625H100      2085   78434  SH       SOLE       NONE     0    0       78434
Johnson & Johnson        COM            478160104      3163   60128  SH       SOLE       NONE     0    0       60128
Johnson Controls         COM            478366107      1262  105147  SH       SOLE       NONE     0    0      105147
Kellogg			 COM		487836108      1336   36466  SH	      SOLE	 NONE	  0    0       36466
McDonalds Corp		 COM		580135101      1585   29040  SH	      SOLE	 NONE	  0    0       29040
McKesson HBOC Inc	 COM		58155Q103	965   27545  SH	      SOLE	 NONE	  0    0       27545
Medtronic		 COM		585055106      1240   42063  SH	      SOLE	 NONE	  0    0       42063
Microsoft Corp           COM            594918104      2208  120205  SH       SOLE       NONE     0    0      120205
Nuveen Mun Advantage Fd  COM		67062H106	236   20000  SH	      SOLE	 NONE	  0    0       20000
Nuveen Mun Mkt Oppor	 COM		67062W103	230   20500  SH	      SOLE	 NONE	  0    0       20500
Oracle Corp              COM            68389X105      1223   67661  SH       SOLE       NONE     0    0       67661
Pepsico Inc              COM            713448108      3485   67698  SH       SOLE       NONE     0    0       67698
Proctor & Gamble         COM            742718109      3689   78342  SH       SOLE       NONE     0    0       78342
Quaterra Resources 	 COM		747952109	 18   33000  SH	      SOLE	 NONE	  0    0       33000
S&P Dep Receipts	 COM		78462F103	337    4239  SH	      SOLE	 NONE	  0    0	4239
Schlumberger		 COM		806857108       909   22388  SH	      SOLE	 NONE     0    0       22388
Staples Inc		 COM		855030102      1873  103409  SH	      SOLE	 NONE	  0    0      103409
Sun Trust	         COM            867914103       147   12489  SH       SOLE       NONE     0    0       12489
The Travelers Companies  COM		89417E109	390    9601  SH	      SOLE	 NONE	  0    0        9601
Transocean Offshore	 COM		G90078109       794   13496  SH	      SOLE	 NONE	  0    0       13496
United Parcel Service    Class B        911312106       507   10296  SH       SOLE       NONE     0    0       10296
Vanguard Index Funds	 COM		922908769	397   10030  SH	      SOLE	 NONE	  0    0       10030
Vanguard Info Tech Index COM		92204A702	562   15948  SH	      SOLE	 NONE	  0    0       15948
Varian Medical Systems   COM            92220P105      1995   65541  SH       SOLE       NONE     0    0       65541
Wells Fargo              COM            949746101      1447  101599  SH       SOLE       NONE     0    0      101599
Western Union            COM            959802109       902   71755  SH       SOLE       NONE     0    0       71755
Zimmer Holdings Inc      COM            98956P102       476   13035  SH       SOLE       NONE     0    0       13035
